Consolidated Balance Sheets (Parenthetical) (CAD) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Allowance for doubtful accounts	36	23
Accumulated Amortization	252	305
Long-term debt payable within one year, fair value	506	0
Long-term debt measured at fair value	256	769
Preferred shares, issued	12,920,000	12,920,000
Common shares, issued	100,000	100,000